CONVERTIBLE DEBT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Debt Obligations
CONVERTIBLE DEBT OBLIGATIONS

NOTE 18 — CONVERTIBLE DEBT OBLIGATIONS

As of June 30, 2023 and December 31, 2022, the Company’s convertible obligations consisted of the following:

	As of June 30, 2023	As of December 31, 2022
Convertible debt obligations, end, gross	$3,911,290	$7,975,851
Convertible debt obligations, end, current portion	3,773,790	5,752,328
Convertible debt obligations, end, non-current portion	137,500	2,223,523

During the six-months ended June 30, 2023, the convertible loan 2022 amount of $6,147,954 was converted into 23,046,941 shares of Genius Group Ltd ordinary shares pursuant to conversion offers extended by Genius Group Ltd. The company also repaid the principal amount of $2,004,822 of the Convertible Loan 2022. The outstanding convertible debt balance was $3,911,290 as of June 30, 2023 and $7,975,851 as of December 31, 2022.

During the six months ended June 30, 2023, the convertible loan 2020 amount of $170,000 was repaid to the holder of convertible loan.

NOTE 20 — CONVERTIBLE DEBT OBLIGATIONS

As of December 31, 2022 and 2021, the Company’s convertible obligations consisted of the following:

	As of December 31,
	2022	2021
Convertible debt obligations, beg, gross	$1,274,010	$1,531,639
Addition	9,599,390	—
Converted to equity	(459,370)	(257,629)
Converted to short term debt	(539,245)	—
Repayment	(509,311)	—
Deferred debt discount and Cost of Fund Raise	(1,389,623)	—
Convertible debt obligations, end, net	$7,975,851	$1,274,010
Convertible debt obligations, current portion	$5,752,328	$507,765
Convertible debt obligations, non-current portion	$2,223,523	$766,245

During the year ended 2019, Entrepreneur Resorts issued 36-month convertible loans in the principal amount of $2,256,178 which bear interest at rates between 10% to 12% per annum, payable monthly, quarterly, annually or at maturity depending upon the convertible note (the “2019 Convertible Notes). The notes are converted based on the offer by the Company at the market price and upon acceptance by the note holder.

During the year ended December 31, 2020, Genius Group Ltd issued 36-month convertible loans in the principal amount of $1,819,145 which bear interest at rates between 10% to 12% per annum, payable quarterly, annually or at maturity depending upon the convertible note (the “2019 Convertible Notes”). The convertible notes are convertible at the end of the term at the market price. Additionally, in connection with the convertible note issuances, the Company incurred $36,383 of debt issuance costs which are being accounted for as interest expenses. The notes are converted based on the offer by the Company at the market price and upon acceptance by the note holder.

During the year ended 2022, Genius Group Ltd entered into a Securities Purchase Agreement to issue convertible loan in the principal amount of $18,130,000 in face amount of a senior secured convertible note purchased for $17,000,000 by the selling shareholder or its affiliates or assigns in a transaction that closed on August 26, 2022, which is convertible into our ordinary shares at an initial fixed price of $5.17, subject to adjustment for stock dividends, stock splits, anti-dilution and other customary adjustment events. The ordinary shares issuable upon conversion of the convertible note are being registered and will be sold pursuant to the agreement by the selling shareholder. In addition, subject to the satisfaction of equity conditions, we may, at our election, make monthly principal amortization payments in our ordinary shares. If we elect to make amortization payments in ordinary shares, such ordinary shares will be valued at the lowest of (x) the fixed conversion price, (y) 90% of the volume weighted average price of our ordinary shares on the trading day preceding the amortization payment date and (z) 90% of the average of the three lowest volume weighted average prices for our ordinary shares during the 20 trading days preceding the amortization payment date.

During the year ended December 31, 2022, the company and holder of 2019 Convertible Notes in the aggregate amount of $503,311 was repaid and $4,454 along with the accrued interest of $18 were converted to into 743 Genius Group shares pursuant to conversion offer extended by Genius Group Ltd. The conversion was recorded as reduction in the liability and an increase to equity. The interest was charged to the profit and loss statement under interest expenses. The unpaid amount as of December 31, 2022 was nil (2021: $207,765) under the 2019 Convertible Notes.

During the year ended December 31, 2022, the company and holder of 2020 Convertible Notes in the agreement amount of $6,000 was repaid and $221,000 along with the accrued interest of $3,764 were converted into 37,463 Genius Group shares pursuant to conversion offer extended by Genius Group Ltd. The conversion was recorded as reduction in the liability and an increase to equity. The interest was charged to the profit and loss statement under interest expenses. The unpaid amount as of December 31, 2022 was $539,245 (2021: $766,245) under the 2020 Convertible Notes plan and is classified as Short term debt.

During the year ended December 31, 2022, the company and holder of 2022 Convertible Note converted aggregate amount of $707,306 including the accrued interest of $235,146 into the equity of Genius Group based on the share price calculated as per the agreement. The company issued 1,515,891 Genius Group Shares to fulfill the conversion request. The conversion was recorded as reduction in the liability and an increase to equity. The interest was charged to the profit and loss statement under interest expenses. The unpaid amount as of December 31, 2022 was $7,975,851 (2021: $0) and is classified as convertible debt obligations.

During the year ended December 31, 2021, the Company, and holders of 2020 Convertible Notes in the aggregate principal amount of $161,500 and $6,170 of accrued interest were converted into 13,306 GeniusU Limited ordinary shares pursuant to conversion offers extended by Genius Group Ltd at exercise prices equal to the fair value of a GeniusU Limited ordinary share at the time of conversion, or between $10 and $15 per GeniusU Limited ordinary share. The Company recorded the conversions by reclassifying the carrying value of the 2021 Convertible Notes to equity.